Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses	$ 22,239	$ 22,939	$ 18,480
Common shares, shares issued	257,547,090	257,211,175	260,283,158
Common shares, shares outstanding	257,487,434	257,145,716	260,212,496
Treasury shares	59,656	65,459	70,662